Summary of Restricted Stock Award Activity (Details) - shares	Jun. 30, 2024	Dec. 31, 2023	May 10, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	13,472,222
Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	4,490,741	4,976,852	4,976,852
Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	4,490,741	4,976,852	4,976,852
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	4,490,740	4,976,851	4,976,851
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	6,111,111	6,111,111	6,111,111
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	2,037,037	2,037,037	2,037,037
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	2,037,037	2,037,037	2,037,037
Chief Executive Officer [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	2,037,037	2,037,037	2,037,037
Chief Technology Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	5,625,000	5,625,000	5,625,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	1,875,000	1,875,000	1,875,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	1,875,000	1,875,000	1,875,000
Chief Technology Officer [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	1,875,000	1,875,000	1,875,000
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	1,736,111	1,736,111	1,736,111
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	578,704	578,704	578,704
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	578,704	578,704	578,704
Chief Financial Officer [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares	578,703	578,703	578,703
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares		1,458,333	1,458,333
Director [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares		486,111	486,111
Director [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares		486,111	486,111
Director [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock award shares		486,111	486,111